Summary of Significant Accounting Policies (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule of Basic and Diluted Net Income (loss) Per Ordinary Share
The following table sets forth the computation of the Company’s net loss per share attributable to stockholders (amounts in thousands, except share and per share amounts):

	For the nine months ended September 30,
	2021	2020
Net loss	$(27,822)	$(5,028)
Weighted average common stock outstanding, basic and diluted	9,886,283	10,033,298

Net loss per common share, basic and diluted	$(2.81)	$(0.50)

The following table sets forth the computation of the Company’s net loss per share attributable to stockholders for the years ended December 31, 2020 and 2019 (amounts in thousands, except share and per share amounts):

	For the year ended December 31,
	2020	2019
Net loss	$(8,409)	$(3,406)
Weighted average common stock outstanding, basic and diluted	9,997,049	9,798,949

Net loss per common share, basic and diluted	$(0.84)	$(0.35)

LEO HOLDINGS III CORP [Member]
Schedule of Basic and Diluted Net Income (loss) Per Ordinary Share
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

	For the Three Months Ended September 30, 2021		For the Period from January 8, 2021 (Inception) through September 30, 2021
	Class A	Class B	Class A	Class B

Numerator:
Allocation of net income (loss)	$2,775,403	$693,851	$(646,698)	$(190,159)
Denominator:
Weighted average ordinary shares outstanding, basic and diluted	27,500,000	6,875,000	22,880,859	6,728,027

Basic and diluted net income (loss) per ordinary share	$0.10	$0.10	$(0.03)	$(0.03)